Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Borrowings

Note 13	Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2024	December 31, 2023
NON-CURRENT
Debentures and other loans	160,549	132,768
CURRENT
Debentures and other loans	19,867	44,079
TOTAL BORROWINGS	180,415	176,847
As of June 30, 2024, the carrying amount of bank borrowings and other loans was €180.4 million. Of this, €173.5 million related to the D&O Loan Agreement.
Other borrowings related to financing of research and development expenses included the CIR (research and development tax credit in France) of €3.6 million (December 31, 2023: €3.6 million) and the CEPI loan in the amount of €3.3 million (December 31, 2023: €5.7 million), which relates to advanced payments received which are expected to be paid back in the future.

The maturity of the borrowings is as follows:

in € thousand	June 30, 2024	December 31, 2023
Between 1 and 3 years	122,697	62,378
Between 3 and 5 years	37,852	70,390
NON-CURRENT BORROWINGS	160,549	132,768
Current borrowings	19,867	44,079
TOTAL BORROWINGS	180,415	176,847
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2024	December 31, 2023
Borrowings denominated in EUR	3,592	3,581
Borrowings denominated in USD	176,824	173,266
TOTAL BORROWINGS	180,415	176,847
13.1    Other loans
As at June 30, 2024, a total of $200.0 million have been drawn under the D&O Loan Agreement. The book value of the loan amounts to $185.7 million (€173.5 million). Following amendments to the D&O Loan Agreement, most recently in March 2024, the interest-only period on the initial $100.0 million (€93.4 million) tranche extends until the first quarter of 2026, and this portion of the loan will mature in the first quarter of 2027. The interest-only period for the tranches drawn in 2023 amounting to $100.0 million extends until the first quarter of 2027, and this portion of the loan will mature in the fourth quarter of 2028. The interest rate on the new debt remains unchanged at 9.95%, translating into an effective interest rate for the first draw of 14.17% and for the second draw of 13.47% as of June 30, 2024. Transaction costs amounting to €0.9 million have been deducted from the loan proceeds received. The net present value of the modified loan was less than 10% different from the previous net present value of the loan, therefore the modification is not treated as an extinguishment under IFRS 9.
The loan is secured by substantially all of Valneva’s assets, including its intellectual property, and is guaranteed by Valneva SE and certain of its subsidiaries. The minimum liquidity requirement is €35.0 million for 2024. The twelve-month rolling minimum revenue requirement of €115.0 million is effective for 2024. The Group does not expect these limitations to affect its ability to meet its cash obligations.
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	June 30, 2024	December 31, 2023
BALANCE AS AT JANUARY 1	167,520	89,182
Proceeds of issue	—	91,111
Transaction costs	(944)	(11,198)
Accrued interest	10,152	12,942
Payment of interest	(9,351)	(11,022)
Exchange rate difference	6,137	(3,494)
BALANCE AS AT CLOSING DATE	173,515	167,520
Less: non-current portion	(154,616)	(127,119)
CURRENT PORTION	18,899	40,401
13.2    Fair value of borrowings and other loans
The fair value of the borrowings and other loans are calculated by discounting the contractual cash flows with interest rates derived from relevant bond yields and swap rates and adjusted for any further potential risk and liquidity risks related to the nature of each loan. The relevant bond yields were determined by an internal analysis based on Moody’s RiskCalc corporate rating methodology. In the six months ended June 30, 2024, the resulting calculations revealed no material difference between the carrying amount and the fair value.